Long-Term Debt (Interest and Fees - Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 28, 2016	May 21, 2015	Aug. 16, 2012	Nov. 10, 2010
Line of Credit Facility [Line Items]
Prepayment fee, percentage	1.00%
Parent Company [Member] | Bank Credit Facility | Federal Funds Rate | Minimum
Line of Credit Facility [Line Items]
Debt instrument, stated interest rate	0.50%
Parent Company [Member] | Bank Credit Facility | Eurodollar | Minimum
Line of Credit Facility [Line Items]
Debt instrument, stated interest rate	1.00%
Parent Company [Member] | Revolving Credit Facility, Swing Loan and Term Loan A | LIBOR | Minimum
Line of Credit Facility [Line Items]
Applicable margin	1.75%
Parent Company [Member] | Revolving Credit Facility, Swing Loan and Term Loan A | LIBOR | Maximum
Line of Credit Facility [Line Items]
Applicable margin	2.75%
Parent Company [Member] | Revolving Credit Facility, Swing Loan and Term Loan A | Base Rate | Minimum
Line of Credit Facility [Line Items]
Applicable margin	0.75%
Parent Company [Member] | Revolving Credit Facility, Swing Loan and Term Loan A | Base Rate | Maximum
Line of Credit Facility [Line Items]
Applicable margin	1.75%
Parent Company [Member] | Revolving Credit Facility [Member] | Bank Credit Facility | Minimum
Line of Credit Facility [Line Items]
Commitment fee percentage on unused portion of credit facility	0.25%
Parent Company [Member] | Revolving Credit Facility [Member] | Bank Credit Facility | Maximum
Line of Credit Facility [Line Items]
Commitment fee percentage on unused portion of credit facility	0.50%
Parent Company [Member] | Refinancing Term B Loans [Member] | LIBOR | Minimum
Line of Credit Facility [Line Items]
Applicable margin	2.25%
Parent Company [Member] | Refinancing Term B Loans [Member] | LIBOR | Maximum
Line of Credit Facility [Line Items]
Applicable margin	2.50%
Parent Company [Member] | Refinancing Term B Loans [Member] | Base Rate | Minimum
Line of Credit Facility [Line Items]
Applicable margin	1.25%
Parent Company [Member] | Refinancing Term B Loans [Member] | Base Rate | Maximum
Line of Credit Facility [Line Items]
Applicable margin	1.50%
Senior Notes | Parent Company [Member] | Senior Notes Due 2023 [Member]
Line of Credit Facility [Line Items]
Debt instrument, stated interest rate	6.875%	6.875%		6.875%		6.875%
Senior Notes | Parent Company [Member] | Senior Notes Due 2026 [Member]
Line of Credit Facility [Line Items]
Debt instrument, stated interest rate	6.375%	6.375%	6.375%	6.375%
Senior Notes | Peninsula | 8.375% Senior Notes due 2018
Line of Credit Facility [Line Items]
Debt instrument, stated interest rate					8.375%